JPMORGAN TRUST III

270 Park Avenue

New York, New York 10017

March 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust III (the “Trust”) on behalf of
The JPMorgan Multi-Manager Alternatives Fund (the “Fund”)
File Nos. 333-192502 and 811-22915

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated March 1, 2015, as supplemented March 4, 2015. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated March 4, 2015 for the Fund.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary